Administrative, operation and project expenses (Tables)	12 Months Ended
Dec. 31, 2021
Administrative, operations and project expenses
Schedule of administrative, operation and project expenses

	2021	2020	2019
Administrative expenses
General expenses	(1,638,129)	(1,424,348)	(1,140,975)
Labor expenses (1)	(1,264,319)	(1,658,613)	(759,324)
Depreciation and amortization	(386,732)	(229,792)	(202,547)
Taxes	(52,889)	(60,397)	(48,753)
	(3,342,069)	(3,373,150)	(2,151,599)
Operations and project expenses
Exploration costs	(959,562)	(689,087)	(763,452)
Commissions fees freights and services	(686,156)	(656,432)	(558,370)
Taxes	(515,848)	(428,608)	(483,330)
Labor expenses	(312,791)	(309,972)	(402,531)
Depreciation and amortization (2)	(174,311)	(94,723)	(75,484)
Maintenance	(156,412)	(78,181)	(56,333)
Fee for regulatory entities	(139,158)	(142,695)	(94,785)
Others	(209,319)	(186,318)	(197,469)
	(3,153,557)	(2,586,016)	(2,631,754)
(1)	Since 2020, it includes the recognition of the new voluntary retirement plan for 94 workers for 2021 (2020: 421).
(2)	It includes the right-of-use assets amortizations for $28,441 (2020: $10,814; 2019: $14,532).